MONARCH AMBASSADOR INCOME INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.9%
	COMMODITY - 6.0%
131,675	iShares Gold Trust(a)	$ 11,256,896

	FIXED INCOME - 93.9%
432,695	Invesco Taxable Municipal Bond	11,565,937
254,975	iShares 1-3 Year Treasury Bond ETF	20,984,443
135,995	iShares 20+ Year Treasury Bond ETF	11,662,931
270,572	iShares 7-10 Year Treasury Bond ETF	25,609,640
235,433	iShares Core U.S. Aggregate Bond ETF	23,321,993
278,509	iShares iBoxx $ Investment Grade Corporate Bond ETF	30,457,744
369,467	iShares MBS ETF	35,021,776
111,700	SPDR Bloomberg Convertible Securities ETF	12,074,770
155,308	SPDR Portfolio Short Term Corporate Bond ETF	4,670,112
		175,369,346

	TOTAL EXCHANGE-TRADED FUNDS (Cost $183,596,898)	186,626,242

	TOTAL INVESTMENTS - 99.9% (Cost $183,596,898)	$ 186,626,242
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.1%	233,914
	NET ASSETS - 100.0%	$ 186,860,156

ETF	- Exchange-Traded Fund
MBS	- Mortgage-Backed Security
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.

MONARCH BLUE CHIPS CORE INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.8%
	AEROSPACE & DEFENSE - 3.6%
20,562	General Electric Company	$ 6,657,153

	APPAREL & TEXTILE PRODUCTS - 2.8%
113,248	NIKE, Inc., Class B	5,235,455

	BIOTECH & PHARMA - 7.3%
18,133	Amgen, Inc.	6,107,013
6,688	Eli Lilly & Company	7,390,240
		13,497,253
	E-COMMERCE DISCRETIONARY - 5.0%
33,348	Amazon.com, Inc.(a)	9,025,303

	INFRASTRUCTURE REIT - 3.7%
36,697	American Tower Corporation	6,860,871

	INTERNET MEDIA & SERVICES - 7.1%
10,864	Meta Platforms, Inc., Class A	6,871,589
73,163	Netflix, Inc.(a)	6,293,481
		13,165,070
	LEISURE FACILITIES & SERVICES - 3.1%
20,644	McDonald's Corporation	5,763,805

	MEDICAL EQUIPMENT & DEVICES - 6.5%
33,421	Danaher Corporation	6,105,014
13,986	Intuitive Surgical, Inc.(a)	5,939,015
		12,044,029
	RETAIL - CONSUMER STAPLES - 3.5%
55,038	Walmart, Inc.	6,370,649

	RETAIL REIT - 3.9%
34,534	Simon Property Group, Inc.	7,076,362

	SEMICONDUCTORS - 25.1%
34,981	Advanced Micro Devices, Inc.(a)	18,053,693

MONARCH BLUE CHIPS CORE INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	SEMICONDUCTORS - 25.1% (Continued)
21,906	Broadcom, Inc.	$ 9,786,944
39,745	NVIDIA Corporation	8,391,759
33,013	Texas Instruments, Inc.	10,091,414
		46,323,810
	SOFTWARE - 12.5%
17,923	Microsoft Corporation	8,069,651
51,315	Palantir Technologies, Inc., Class A(a)	8,032,850
36,145	Salesforce, Inc.	6,907,310
		23,009,811
	SPECIALTY FINANCE - 3.7%
35,986	Capital One Financial Corporation	6,762,849

	TECHNOLOGY HARDWARE - 4.5%
26,642	Apple, Inc.	8,313,903

	TECHNOLOGY SERVICES - 7.5%
13,616	Mastercard, Inc., Class A	6,726,032
21,988	Visa, Inc., Class A	7,176,003
		13,902,035

	TOTAL COMMON STOCKS (Cost $171,512,190)	184,008,358

	TOTAL INVESTMENTS - 99.8% (Cost $171,512,190)	$ 184,008,358
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.2%	422,234
	NET ASSETS - 100.0%	$ 184,430,592

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

MONARCH DIVIDEND PLUS INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.8%
	ASSET MANAGEMENT - 15.7%
4,184	Ameriprise Financial, Inc.	$ 1,864,851
14,540	Apollo Global Management Inc.	1,871,443
21,658	Charles Schwab Corporation (The)	1,891,826
23,111	Hamilton Lane, Inc., Class A	2,013,662
26,480	Stifel Financial Corporation	1,857,572
		9,499,354
	BIOTECH & PHARMA - 3.4%
26,519	Zoetis, Inc.	2,060,261

	CABLE & SATELLITE - 3.2%
79,490	Comcast Corporation, Class A	1,976,916

	COMMERCIAL SUPPORT SERVICES - 3.3%
52,838	H&R Block, Inc.	2,033,735

	FOOD - 9.7%
59,659	General Mills, Inc.	2,017,070
19,179	Ingredion, Inc.	1,945,518
44,670	Lamb Weston Holdings, Inc.	1,928,851
		5,891,439
	HEALTH CARE FACILITIES & SERVICES - 6.4%
6,901	Cigna Group (The)	1,914,337
5,013	Elevance Health, Inc.	1,971,062
		3,885,399
	INSURANCE - 9.7%
34,971	Brown & Brown, Inc.	1,967,119
12,223	Marsh & McLennan Companies, Inc.	1,955,313
7,924	Willis Towers Watson PLC	1,978,385
		5,900,817
	MACHINERY - 3.5%
16,349	Oshkosh Corporation	2,125,370

MONARCH DIVIDEND PLUS INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 3.3%
13,719	Becton, Dickinson and Company	$ 2,018,339

	METALS & MINING - 3.4%
21,337	Anglogold Ashanti PLC	2,066,275

	OIL & GAS PRODUCERS - 6.0%
7,718	Marathon Petroleum Corporation	1,920,007
32,618	Matador Resources Company	1,748,325
		3,668,332
	SOFTWARE - 3.4%
30,477	SS&C Technologies Holdings, Inc.	2,057,807

	TECHNOLOGY SERVICES - 28.8%
11,659	Accenture PLC, Class A	2,181,049
32,489	Amdocs Ltd.	2,045,832
27,084	Booz Allen Hamilton Holding Corporation	2,144,511
41,761	Cognizant Technology Solutions Corporation, Class A	2,328,386
9,258	FactSet Research Systems, Inc.	2,272,561
67,751	Genpact Ltd.	2,232,395
65,475	KBR, Inc.	2,288,352
15,913	Leidos Holdings, Inc.	2,033,681
		17,526,767

	TOTAL COMMON STOCKS (Cost $64,583,499)	60,710,811

	TOTAL INVESTMENTS - 99.8% (Cost $64,583,499)	$ 60,710,811
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.2%	125,980
	NET ASSETS - 100.0%	$ 60,836,791

Ltd. - Limited

PLC - Public Limited Company

MONARCH PROCAP INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.7%
	EQUITY - 50.2%
215,894	State Street Communication Services Select Sector SPDR ETF	$ 24,976,777
105,696	State Street Consumer Discretionary Select Sector SPDR ETF	12,775,476
150,879	State Street Consumer Staples Select Sector SPDR ETF	12,509,378
245,796	State Street Financial Select Sector SPDR ETF	12,678,158
175,108	State Street Health Care Select Sector SPDR ETF	26,173,392
72,821	State Street Industrial Select Sector SPDR ETF	12,607,500
285,378	State Street Real Estate Select Sector SPDR ETF	12,553,778
74,671	State Street Technology Select Sector SPDR ETF	14,263,654
		128,538,113
	FIXED INCOME - 49.5%
1,280,522	iShares Core U.S. Aggregate Bond ETF	126,848,509

	TOTAL EXCHANGE-TRADED FUNDS (Cost $247,979,142)	255,386,622

	TOTAL INVESTMENTS - 99.7% (Cost $247,979,142)	$ 255,386,622
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.3%	645,398
	NET ASSETS - 100.0%	$ 256,032,020

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

MONARCH SELECT SUBSECTOR INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.5%
	EQUITY - 99.5%
110,744	Invesco KBW Property & Casualty ETF(a)	$ 12,770,976
213,398	Invesco Leisure & Entertainment ETF(a)	13,409,930
267,369	iShares U.S. Healthcare Providers ETF	13,435,292
261,754	iShares U.S. Medical Devices ETF	12,815,476
49,809	SPDR S&P Aerospace & Defense ETF	14,344,992
231,764	SPDR S&P Insurance ETF	12,784,102
219,077	SPDR S&P Pharmaceuticals ETF	12,761,235
80,209	SPDR S&P Software & Services ETF	14,220,254
111,499	State Street Communication Services Select Sector SPDR ETF	12,899,319
24,987	State Street SPDR S&P Semiconductor ETF	15,318,281
	TOTAL EXCHANGE-TRADED FUNDS (Cost $122,395,766)	134,759,857

	TOTAL INVESTMENTS - 99.5% (Cost $122,395,766)	$ 134,759,857
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.5%	612,147
	NET ASSETS - 100.0%	$ 135,372,004

ETF - Exchange Traded Fund

SPDR - Standard & Poor’s Depositary Receipt

(a)	Affiliated Company – Monarch Select Subsector Index ETF holds in excess of 5% of outstanding voting securities of this security.

MONARCH VOLUME FACTOR DIVIDEND TREE INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.7%
	ASSET MANAGEMENT - 2.8%
23,999	Ares Management Corporation, Class A	$ 3,083,872

	BEVERAGES - 4.5%
17,992	Constellation Brands, Inc., Class A	2,497,649
59,177	Molson Coors Beverage Company, Class B	2,339,267
		4,836,916
	CHEMICALS - 10.3%
52,962	Ashland, Inc.	3,066,500
13,705	Avery Dennison Corporation	2,180,054
24,909	CF Industries Holdings, Inc.	2,798,526
27,380	PPG Industries, Inc.	3,093,392
		11,138,472
	CONTAINERS & PACKAGING - 2.1%
61,462	Silgan Holdings, Inc.	2,308,513

	ELECTRICAL EQUIPMENT - 3.1%
67,670	Sensata Technologies Holding PLC	3,342,221

	FOOD - 2.3%
106,035	Hormel Foods Corporation	2,463,193

	HEALTH CARE FACILITIES & SERVICES - 2.3%
9,177	Cigna Group (The)	2,545,700

	HOUSEHOLD PRODUCTS - 5.0%
30,975	Colgate-Palmolive Company	2,791,777
28,167	Interparfums, Inc.	2,658,120
		5,449,897
	INDUSTRIAL SUPPORT SERVICES - 2.3%
36,426	Rush Enterprises, Inc., Class A	2,525,415

	LEISURE PRODUCTS - 2.6%
25,268	LCI Industries	2,754,717

MONARCH VOLUME FACTOR DIVIDEND TREE INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	MACHINERY - 7.2%
27,731	Franklin Electric Company, Inc.	$ 2,728,176
12,457	IDEX Corporation	2,626,309
6,578	Snap-on, Inc.	2,441,819
		7,796,304
	OIL & GAS PRODUCERS - 21.4%
63,994	APA Corporation	2,331,301
37,855	California Resources Corporation	2,244,423
55,857	Kinetik Holdings, Inc.	2,566,629
80,563	Magnolia Oil & Gas Corporation, Class A	2,204,204
56,635	Occidental Petroleum Corporation	3,207,241
51,695	Ovintiv, Inc.	2,896,988
152,462	Permian Resources Corporation	2,931,844
60,954	Range Resources Corporation	2,374,158
82,013	SM Energy Company	2,518,619
		23,275,407
	OIL & GAS SERVICES & EQUIPMENT - 12.8%
67,171	Halliburton Company	2,609,593
88,613	Liberty Energy, Inc., Class A	2,592,816
134,852	NOV, Inc.	2,691,646
278,490	Patterson-UTI Energy, Inc.	3,121,874
52,064	SLB Ltd.	2,840,091
		13,856,020
	PUBLISHING & BROADCASTING - 4.2%
29,543	New York Times Company (The), Class A	2,221,929
12,970	Nexstar Media Group, Inc.	2,314,237
		4,536,166
	RETAIL - DISCRETIONARY - 4.9%
152,266	American Eagle Outfitters, Inc.	2,405,803
13,208	FirstCash Holdings, Inc.	2,904,571
		5,310,374
	SEMICONDUCTORS - 3.8%
40,493	Kulicke & Soffa Industries, Inc.	4,125,832

MONARCH VOLUME FACTOR DIVIDEND TREE INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	TRANSPORTATION & LOGISTICS - 8.1%
16,196	Expeditors International of Washington, Inc.	$ 2,558,806
11,866	J.B. Hunt Transport Services, Inc.	3,280,118
16,219	Matson, Inc.	2,940,505
		8,779,429

	TOTAL COMMON STOCKS (Cost $105,707,698)	108,128,448

	TOTAL INVESTMENTS - 99.7% (Cost $105,707,698)	$ 108,128,448
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.3%	316,644
	NET ASSETS - 100.0%	$ 108,445,092

Ltd. - Limited

PLC - Public Limited Company

MONARCH VOLUME FACTOR GLOBAL UNCONSTRAINED INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 100.0%
	EQUITY - 100.0%
139,130	ALPS International Sector Dividend Dogs ETF	$ 6,066,068
106,221	American Century Quality Diversified International ETF	7,528,934
58,349	BNY Mellon US Mid Cap Core Equity ETF	7,031,720
147,544	Columbia EM Core ex-China ETF	7,735,731
188,318	FlexShares International Quality Dividend Index Fund	6,557,233
261,076	Invesco International Dividend Achievers ETF	6,035,764
79,742	Invesco Raymond James SB-1 Equity ETF(a)	6,532,249
69,448	iShares Core MSCI International Developed Markets ETF	6,278,794
142,230	iShares Currency Hedged MSCI ACWI ex U.S. ETF	6,450,131
81,833	JPMorgan Diversified Return International Equity ETF	6,152,295
44,571	JPMorgan Diversified Return US Equity ETF	6,101,436
53,411	JPMorgan Diversified Return US Mid Cap Equity ETF	6,516,676
126,591	Pacer Global Cash Cows Dividend ETF	5,807,995
60,314	Proshares S&P 500 EX-Technology ETF	6,515,926
173,628	SPDR MSCI ACWI ex-US ETF	7,089,231
83,805	SPDR S&P Global Dividend ETF	6,871,231
116,567	State Street SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	6,330,754
148,623	State Street SPDR S&P Emerging Markets Dividend ETF	6,157,451
39,939	Vanguard FTSE All World ex-US Small-Cap ETF	6,430,179
61,728	Vanguard International High Dividend Yield ETF	6,174,035
75,609	Vanguard Total International Stock ETF	6,506,911
107,847	Victoryshares Dividend Accelerator ETF	5,934,766
117,078	Xtrackers MSCI EAFE Hedged Equity ETF	6,202,792
131,769	Xtrackers Russell US Multifactor ETF	8,438,038
	TOTAL EXCHANGE-TRADED FUNDS (Cost $147,350,336)	157,446,340

	TOTAL INVESTMENTS - 100.0% (Cost $147,350,336)	$ 157,446,340
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.0%	66,888
	NET ASSETS - 100.0%	$ 157,513,228

ACWI - All Country World Index

EAFE - Europe, Australasia, Far East

EM        - Emerging Markets

ETF - Exchange-Traded Fund

FTSE - Financial Times Stock Exchange

MSCI - Morgan Stanley Capital International

SPDR - Standard & Poor’s Depositary Receipt

(a)	Affiliated Company – Monarch Select Subsector Index ETF holds in excess of 5% of outstanding voting securities of this security.